Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Major Classes of Line Items Constituting Gain on Sale of Discontinued Operations

The following table presents major classes of line items constituting gain on sale of discontinued operations for the year ended December 31, 2016 (in thousands):

Revenue	$1,183
Cost of goods sold	(906)
Sales and marketing expenses	(150)

Pretax gain on discontinued operations related to major classes of pretax gain	127
Pretax gain on sale of discontinued operations	1,565

Total pretax gain on sale of discontinued operations	1,692
Income tax expense	(615)

Net gain on sale of discontinued operations	$1,077